Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Registrant Name	DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
Entity Central Index Key	0000867955
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 28, 2020
Document Effective Date	Jun. 01, 2020
Prospectus Date	Jun. 01, 2020
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares Prospectus | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares Prospectus | DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
Institutional Shares Prospectus | DREYFUS AMT-Free NEW YORK MUNICIPAL CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Investor Shares Prospectus | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
Investor Shares Prospectus | DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS | Investor Shares
Prospectus:
Trading Symbol	DVMXX
Investor Shares Prospectus | DREYFUS AMT-Free NEW YORK MUNICIPAL CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVYXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Participant Shares Prospectus | DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS | Participant Shares
Prospectus:
Trading Symbol	DMUXX
Participant Shares Prospectus | DREYFUS AMT-Free NEW YORK MUNICIPAL CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DMDXX